Significant transactions	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Significant transactions	Significant transactions
4.1 LianBio

In May 2021, Nanobiotix announced a partnership with LianBio Oncology Limited a biotechnology company dedicated to bringing paradigm-shifting medicines to patients in China and major Asian markets, to develop and commercialize NBTXR3 into Greater China (mainland China, Hong Kong, Taiwan, and Macau), South Korea, Singapore and Thailand.

LianBio will collaborate in the development of NBTXR3 in Asia Pacific, and contribute to patient enrollment in five future global registrational studies across several tumor types and therapeutic combinations. LianBio will also support the expansion of the global phase III registrational study in head and neck cancer into Greater China, while supporting longer term strategic alignment across multiple tumor indications and therapeutic combinations.

As of December 31, 2021, a non-refundable upfront payment of $20 million has been collected by the Company at the signature of the LianBio Agreement. The Company is entitled to receive up to an aggregate of $220 million in potential contingent, development and commercialization milestone payments. Nanobiotix will also be eligible to receive tiered, low double-digit royalties based on net sales of NBTXR3 in the licensed territories.

See Note 15 Revenues and other income for further details on this new partnership.

4.2 PharmaEngine

In August 2012, the Company entered into an Exclusive License and Collaboration Agreement (as amended in 2014, the ‘‘License and Collaboration Agreement’’) with PharmaEngine, a biopharmaceutical company specializing in the development of new drugs for the treatment of cancer in Asia. Under the terms of the License and Collaboration Agreement, PharmaEngine will receive the exclusive right to further develop NBTXR3 to obtain regulatory approval, leverage the data generated by the Company’s development activities and commercialize NBTXR3 in multiple countries throughout the Asia-Pacific region. Under the same Agreement, PharmaEngine is responsible for developing (non-clinical and clinical research) and commercializing NBTXR3 throughout the contractual territory and making certain development and minimum commercial milestone payments to the Company. Key provisions of the License and Collaboration Agreement include:

•An exclusive perpetual license granted to PharmaEngine, with the right to sublicense the Company’s technology in order to exploit or have NBTXR3 exploited and use the Company’s trademark in connection with the exploitation of NBTXR3 in the contractual territory (with exploitation including among others developing, obtaining and maintaining regulatory approval, commercializing, distributing, promoting and marketing);
•The Company’s commitment to furnish PharmaEngine with know-how necessary and useful to develop and commercialize NBTXR3 in the contractual territory, know-how meaning any results of experimentation and pre-clinical, clinical and non-clinical trial data by providing PharmaEngine with access to an electronic data platform; and
•The Company’s commitment to supplying or having supplied PharmaEngine with all quantities of NBTXR3 required and used by PharmaEngine for clinical testing and subsequent commercialization if and when regulatory approvals are obtained.

In return, PharmaEngine commits to use commercially reasonable efforts to develop NBTXR3 in the contractual territory at PharmaEngine’s cost.

Under the License and Collaboration Agreement, the Company has received and/or is entitled to receive:

•A $1.0 million up-front payment on signature of the contract, fully received in 2012;
•Payments upon the achievement of development milestones, including key stages of product development, first filing for regulatory approval, and first regulatory approval in the contractual territory;
•Payments upon the achievement of commercial milestones based on specified sales thresholds;
•Up to double-digit royalties based on net product sales in the Asia-Pacific region; and
•Payments for the supply of NBTXR3.

Potential development and commercial milestone payments, including those paid to date, amount to an aggregate of up to $56 million.
The Company and PharmaEngine amended the agreement in October 2014, as part of which PharmaEngine agreed:

•To join the global pivotal clinical trial of NBTXR3 for the treatment of Soft Tissue Sarcoma initiated by the Company in the Asia-Pacific area, with each party committing itself to share clinical trial results in order to increase the tested population and to accelerate growth and value creation;
•To pay the first development milestone ($1 million, received by the Company in 2014) and share external clinical research organization costs charged to the Company in proportion to its contribution in recruiting the patient population included in the clinical trial; and
•To pay the development milestone ($1 million, received by the Company in 2016) related to the launch of the first Phase II of the pivotal study.

As of December 31, 2020, $3.0 million has been received since the signature of the License and Collaboration Agreement. The next potential milestone payment under the agreement will become payable only if PharmaEngine files a commercialization authorization of NBTXR3 in their region.

In November 2020, Nanobiotix notified PharmaEngine of a material breach of the terms of the License and Collaboration agreement. While both Nanobiotix and PharmaEngine believe in the potential of NBTXR3 to improve treatment outcomes for patients with cancer, the parties have had disagreements regarding the optimal strategy for development in the Asia-Pacific region. As such, after discussion between the two parties, Nanobiotix and PharmaEngine have mutually agreed to discontinue the collaboration. This agreement to terminate the License and Collaboration agreement represents a full resolution of outstanding disagreements over a number of issues with respect to the development of NBTXR3 in the Asia-Pacific region. See Note 15 for additional detail regarding the accounting policy applied to the License and Collaboration Agreement.

In March 2021, the Company and PharmaEngine mutually agreed to terminate the License and Collaboration agreement.

As of December 31, 2021, the Company paid a cumulative amount of $6.5 million to PharmaEngine in accordance with the termination agreement signed between the parties. PharmaEngine will receive additional payments of $1 million upon receipt by the Company of certain clinical study reports and of $5 million upon the second regulatory approval of NBTXR3 in any jurisdiction of the world for any indication. The Company has also agreed to pay royalties to PharmaEngine at low single-digit royalty rates with respect to sales of NBTXR3 in the Asia-Pacific region for a 10-year period beginning at the date of the first sales in the region. These future payments were not accrued because the triggering events have not occurred.

4.3 Financing Agreement with the European Investment Bank (“EIB”)

In July 2018, the Company signed a non-dilutive financing agreement with the EIB to borrow up to €40 million in order to fund its research, development and innovation activities related to NBTXR3 in various therapeutic indications, subject to achieving a set of agreed-upon performance criteria. This financing is divided in three tranches:

•a first tranche of €16 million, received in October 2018, subject to a 6% fixed rate and that will be fully repaid in 2023 at the latest;
•a second tranche of €14 million, received in March 2019, subject to a 5% fixed rate, with repayments beginning in 2021 and continuing into 2024; and,
•a last tranche of €10 million, subject to a 4% fixed interest rate, that will be fully repaid after a period of five years, which begins within one year of obtaining it. The Company has not yet met the criteria to request this tranche. The deadline for requesting this third tranche, initially scheduled as of July 26, 2020, was delayed by 12 months to July 31, 2021. As the conditions have not been met by July 31, 2021, the Company will not request the final tranche of the EIB loan.

In connection with this financing agreement, the Company also entered into a royalty agreement with EIB pursuant to which the Company is required, during a six-year royalty calculation period commencing on January 1, 2021, to pay (on each June 30 with respect to the preceding year within the calculation period) royalties to EIB. The amount of royalties payable is calculable based on low single-digit royalty rates, which vary according to the number of tranches that have been drawn, and indexed on the Company’s annual sales turnover.

The €14 million second tranche, which was received in March 2019, was disbursed on the basis of achieving the following criteria:

•Determination of the recommended dose at 22% of the tumor volume for head and neck cancers treatment following the end of the Phase I clinical trial with NBTXR3; and
•Positive evaluation of the clinical benefit/risk ratio of NBTXR3 in the Phase II/III clinical trial in soft tissue sarcomas by the clinical expert mandated by the French notified body covering medical devices, GMED.
See Note 22 for discussion of royalties that may be due in the case of early repayment or change of control after repayment of the loan.

4.4 Collaboration Agreement with the University of Texas MD Anderson Cancer Center

In January 2019, the Company and the University of Texas MD Anderson Cancer Center, world prominent center of research, education, prevention and care for cancer patients announced a large-scale research collaboration.

The collaboration will support multiple new Phase I/II clinical trials involving around 340 patients with Nanobiotix’s product NBTXR3 for use in treating several cancer types –, including head and neck, pancreatic, thoracic, lung, gastrointestinal and genitourinary cancers.

As part of the funding for this collaboration, Nanobiotix is committed to pay approximately $11 million for those clinical trials during the collaboration, and made an initial $1.0 million payment at the commencement of the collaboration and a second $1.0 million payment on February 3, 2020. Additional payments were made in the six months following patients enrollment, with the balance payable upon enrollment of the final patient for all studies.

Nanobiotix may also be required to pay an additional one-time milestone payment upon (i) grant of the first regulatory approval by the Food and Drug Administration in the United States and (ii) the date on which a specified number of patients have been enrolled in the clinical trials. The milestone payment increases on an annual basis ranging from $2.2 million to $16.4 million.

As of December 31, 2021 and 2020, the Company recognized prepaid expenses for €1.0 million and €1.6 million respectively. Expenses will be recorded during the course of the collaboration in the statement of consolidated operations based on the patients enrolled during the relevant period.

See Note 8.2 for further details on other current assets.